Acquisitions and disposals (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business
In the first half of 2023, the Group completed the following business acquisitions and disposals:

Deal completion date	Acquired/disposed business
10 January 2023
Acquired 51% of Zywie Ventures Private Limited (“OZiva”), a leading plant-based, and clean-label consumer wellness brand focused on the need spaces such as Lifestyle Protein, Hair & Beauty Supplements and Women’s health.

1 May 2023	Sold Suave brand in North America to Yellow Wood Partners LLC. The Suave beauty and personal care brand includes hair care, skin care, skin cleansing and deodorant products.